================================================================================
                                      BEAR
                                     STEARNS



                             MONEY MARKET PORTFOLIO










                                  Annual Report
                                 August 31, 1997

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT

     For much of the past year, economic activity grew progressively stronger and only the good behavior of inflation kept money market yields from an appreciable rise. In last year's final two quarters and through 1997's first quarter, the nation's gross domestic product rose from a rate of 2.1% to 4.9%, led by healthy gains in employment and wages. This strong momentum put pressure on the Federal Reserve to raise short-term interest rates, particularly early this year. The Fed's only move, however, was in March when it increased the federal funds rated from 5.25% to 5.50%. The Fed likened its move to buying insurance against the possible need for larger moves at a later date. The reaction to the tighter monetary policy was quite severe, with both the stock and bond markets experiencing sharp declines in April.

     In the months following the Fed's move, economic activity began to show signs of slowing and the money market yield curve, which reached its steepest slope in March, began to flatten. One-year yields, for example, which peaked at 6.30% fell below 6.00% over the next few months, while the one- to three-month sector held steady in a 5.50-5.65% range. One interesting anomaly was the U.S. Treasury market where yields on three-, six-, and twelve-month bills traded well below other money market rates. With the huge amount of cash in the market, the three-month Treasury bill yielded as low as 4.90% in the second quarter, while overnight rates remained at 5.50%. By the end of August, the three-month Treasury bill had recovered somewhat, but was still 30 basis points below the federal funds rate. This dichotomy in market yields generally kept the duration of the government portfolio shorter than the prime portfolio, as it carried more overnight investments for both yield and liquidity. In contrast, the prime portfolio was more attracted to the 3-month and 1-year sectors to pick up incremental yield during those occasions when the curve steepened.

     Early in the year, a lack of supply and a renewed belief in a Federal Reserve tightening kept municipal yields at historically expensive levels. Variable rate demand securities maintained strong interest from investors in anticipation of higher short-term interest rates and in preparation for April's income tax payments. Total tax-exempt money fund assets reached new all-time highs in each of the first four months of the year. Tax-free variable rate yields rose in volatile trading during the second quarter and returns offered taxable equivalent yields that were 50 basis points above taxable securities. Substantial cash inflows in mid-summer from coupon payments and crossover buyers caused daily reset demand notes to drop approximately 170 basis points, while weekly reset demand notes fell 70 basis points. By the end of August, total tax-free money market fund assets, as measured by "IBC's MONEY FUND REPORT," climbed to an all-time high of over $154 billion. Interest rate volatility and a flat yield curve allowed RBB Municipal and RBB New York Municipal Money Funds to maintain shorter average weighted maturities than their "IBC MONEY FUND REPORT" peer groups. For the year ended August, assets in RBB Municipal rose from $421 million to $488 million, while RBB New York increased from $88 million to $110 million.

                PNC Institutional Management Corporation
                (Please dial toll-free 800-447-1139 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of net assets of the Money Market Portfolio of the RBB Fund, Inc., as of August 31, 1997 and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio of the RBB Fund, Inc., as of August 31, 1997 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 17, 1997

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)          VALUE
                                                      --------      ------------
AGENCY OBLIGATIONS--10.0%
Student Loan Marketing
   Association(DAGGER)
   5.450% 09/02/97 .........................          $ 10,000      $ 10,000,000
   5.460% 09/02/97 .........................            10,000        10,000,000
Student Loan Marketing Assocation
   Discount Notes
   5.500% 09/02/97 .........................           250,000       249,961,806
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $269,961,806) .................                         269,961,806
                                                                    ------------
CERTIFICATES OF DEPOSIT--32.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.625% 10/08/97 .........................            50,000        50,000,000
   5.600% 11/19/97 .........................            75,000        75,000,000
                                                                    ------------
                                                                     125,000,000
                                                                    ------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.6%
Bankers Trust Co.
   5.980% 06/19/98 .........................            50,000        49,992,390
   5.820% 07/31/98 .........................            25,000        24,993,453
   5.880% 08/11/98 .........................            25,000        24,993,238
Mellon Bank N.A.
   6.030% 09/23/97 .........................            25,000        25,001,846
Wilmington Trust Co.
   5.920% 11/06/97 .........................            25,000        25,000,000
                                                                    ------------
                                                                     149,980,927
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--22.6%
Banque Nationale de Paris
   5.860% 08/10/98 .........................            25,000        24,986,523
Caisse Nationale de Credit Agricole
   5.640% 10/07/97 .........................            50,000        50,001,479
Credit Suisse
   6.240% 04/08/98 .........................            40,000        40,040,657
Deutsche Bank
   6.000% 03/25/98 .........................            50,000        50,050,753
   6.200% 04/08/98 .........................            25,000        25,015,286
Industrial Bank of Japan
   5.730% 10/10/97 .........................            50,000        50,000,000
   5.680% 10/24/97 .........................            25,000        25,000,637
Rabobank Nederland
   5.710% 02/17/98 .........................            50,000        50,002,280

                                                       PAR
                                                      (000)            VALUE
                                                    --------        ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Royal Bank of Canada
   5.670% 09/02/97(DAGGER) .............            $ 25,000        $ 24,994,403
   6.200% 04/06/98 .....................              19,000          19,014,263
   5.940% 06/25/98 .....................              25,000          24,988,323
Sanwa Bank
   5.780% 09/17/97 .....................              50,000          50,000,637
Societe Generale
   5.600% 09/19/97 .....................              50,000          50,000,000
   5.630% 12/31/97 .....................              25,000          24,999,544
   5.770% 01/09/98 .....................              25,000          24,996,590
Sumitomo Bank
   5.640% 10/20/97 .....................              50,000          50,000,000
Swedbank
   5.630% 11/20/97 .....................              25,000          25,000,548
                                                                    ------------
                                                                     609,091,923
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $884,072,850) .............                             884,072,850
                                                                    ------------
COMMERCIAL PAPER--40.5%
ASSET BACKED SECURITIES--4.1%
Beta Finance Inc.
   5.620% 09/26/97 .....................              15,000          14,941,458
Countrywide Funding Corp.
   5.590% 09/15/97 .....................              60,000          59,869,567
   5.570% 09/30/97 .....................              35,000          34,842,957
                                                                    ------------
                                                                     109,653,982
                                                                    ------------
BANKS--7.3%
AB Spintab Swedmortgage
   5.520% 11/06/97 .....................              50,000          49,494,000
AMRO N.A. Finance Inc.
   5.560% 05/01/98 .....................              50,000          48,131,222
Unifunding Inc.
   5.540% 10/07/97 .....................              50,000          49,723,000
   5.520% 10/30/97 .....................              50,000          49,547,667
                                                                    ------------
                                                                     196,895,889
                                                                    ------------
FINANCE SERVICES--4.2%
SMM Trust 1997-L(DAGGER)
   5.633% 09/29/97 .....................              13,200          13,200,000
SMM Trust 1997-W(DAGGER)
   5.645% 09/16/97 .....................             100,000         100,000,000
                                                                    ------------
                                                                     113,200,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)          VALUE
                                                      --------      ------------
MOTOR VEHICLES & CAR BODIES--3.7%
BMW US Capital Corp.
   5.550% 10/08/97 ...........................         $ 50,000   $   49,714,792
Daimler-Benz North America Corp.
   5.600% 09/25/97 ...........................           50,000       49,813,333
                                                                  --------------
                                                                      99,528,125
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--1.8%
General Motors Acceptance Corp.
   5.750% 11/17/97 ...........................           50,000       49,385,069
                                                                  --------------
PETROLEUM REFINING--0.9%
Repsol International Finance B.V.
   5.510% 01/26/98 ...........................           25,000       24,437,521
                                                                  --------------
SECURITY BROKERS & DEALERS--11.2%
Bear Stearns Companies, Inc.(DAGGER)
   5.609% 09/08/97 ...........................           25,000       25,000,000
   5.659% 09/22/97 ...........................           50,000       50,000,000
   5.605% 09/26/97 ...........................           30,000       30,000,000
Lehman Brothers Holdings, Inc.(DAGGER)
   5.913% 09/06/97 ...........................           50,000       50,000,000
Merrill Lynch & Co.
   5.570% 12/12/97 ...........................           40,000       39,368,733
   5.530% 02/24/98 ...........................           40,000       38,918,578
Nomura Holding America Inc.
   5.740% 09/08/97 ...........................           25,000       24,972,097
   5.640% 11/12/97 ...........................           20,000       19,774,400
   5.630% 11/26/97 ...........................           25,000       24,663,764
                                                                  --------------
                                                                     302,697,572
                                                                  --------------
SERVICES - AUTO RENT & LEASE--3.6% PHH Corp.
   5.640% 09/02/97 ...........................           73,000       72,988,563
   5.540% 10/09/97 ...........................           25,000       24,853,806
                                                                  --------------
                                                                      97,842,369
                                                                  --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--3.7%
Heller Financial Inc.
   5.625% 09/05/97 ...........................          100,000       99,937,500
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,093,578,027) .................                     1,093,578,027
                                                                  --------------

                                                        PAR
                                                       (000)           VALUE
                                                     --------       ------------
CORPORATE OBLIGATIONS--2.0%
FINANCE LESSORS--0.7%
IBM Credit Corp.
   5.700% 10/27/97 .......................           $ 20,000        $19,999,145
                                                                     -----------
PERSONAL CREDIT INSTITUTIONS--0.6%
General Motors Acceptance Corp.
   5.625% 10/30/97 .......................             15,000         14,998,566
                                                                     -----------
SECURITY BROKERS & DEALERS--0.7%
Bear Stearns Companies, Inc.
   5.860% 01/20/98 .......................             20,000         20,000,000
                                                                     -----------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $54,997,711) ................                            54,997,711
                                                                     -----------
MUNICIPAL BONDS--3.1%
FLORIDA--0.1%
Coral Springs, IDR(DOUBLE DAGGER)
   5.600% 09/03/97 .......................              2,700          2,700,000
                                                                     -----------
GEORGIA--0.4%
De Kalb County Development Authority
   Series 1995 B (Emory University
   Project)(DOUBLE DAGGER)
   5.600% 08/31/97 .......................              9,840          9,840,000
                                                                     -----------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   Convertible/ VRDN Revenue Bond
   (The Streeterville Corp. Project)
   Series 1993-B(DOUBLE DAGGER)
   5.700% 09/03/97 .......................              4,400          4,400,000
                                                                     -----------
INDIANA--0.2%
Bremen, Inc. TARN Series 1996-B
   5.610% 09/04/97 .......................              5,200          5,200,000
                                                                     -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B VRDN(DAGGER)
   5.700% 09/03/97 .......................              4,200          4,200,000
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1997

                                                        PAR
                                                       (000)            VALUE
                                                      --------       -----------
MISSISSIPPI--1.1%
Hinds County, IDR Revenue Bond
   VRDN Series 1987(DAGGER)
   5.600% 09/03/97 .......................            $ 1,200        $ 1,200,000
Hinds County, IDR Revenue Bond
   VRDN Series 1992(DAGGER)
   5.600% 09/03/97 .......................              1,860          1,860,000
Mississippi Business Finance Corp.
   IDR Revenue Bond (Dana Lighting
   Project) Series 1995(DAGGER)
   5.600% 09/07/97 .......................              6,400          6,400,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond
   (Bryan Foods, Inc. Project)
   Series 1994(DAGGER)
   5.700% 09/03/97 .......................             14,000         14,000,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond
   Series 1995(DAGGER)
   5.600% 09/07/97 .......................              7,000          7,000,000
                                                                     -----------
                                                                      30,460,000
                                                                     -----------
NORTH CAROLINA--0.4%
City of Asheville Tax Corp.(DAGGER)
   5.650% 09/03/97 .......................             11,700         11,700,000
                                                                     -----------
TEXAS--0.5%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond (Rohr Industries
   Project Series 1990 VRDN(DAGGER)
   5.700% 09/03/97 .......................             14,800         14,800,000
                                                                     -----------
     TOTAL MUNICIPAL BONDS
       (Cost $83,300,000) ................                            83,300,000
                                                                     -----------

                                                      PAR
                                                     (000)            VALUE
                                                   --------       --------------
TIME DEPOSITS--11.3%
First Union National Bank of North
   Carolina
   5.438% 09/02/97 ...................             $ 45,100       $   45,100,000
   5.500% 09/02/97 ...................               50,000           50,000,000
General American Life
   5.870% 09/30/97 ...................               50,000           50,000,000
Union Bank of Switzerland
   5.625% 09/04/97 ...................              100,000          100,000,000
Wells Fargo Bank, N.A.
   5.500% 09/02/97 ...................               60,000           60,000,000
                                                                  --------------
     TOTAL TIME DEPOSITS
       (Cost $305,100,000) ...........                               305,100,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $2,691,010,394*) ............                             2,691,010,394
OTHER ASSETS IN EXCESS OF
   LIABILITIES--0.3% .................                                 9,015,235
                                                                  --------------

NET ASSETS (Applicable to
   1,392,910,207 Bedford shares,
   242,215 Cash Preservation shares,
   736,852,298 Janney Montgomery
   Scott shares, 570,031,293
   Sansom Street shares
   and 800 other shares)--100.0% .....                            $2,700,025,629
                                                                  ==============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($2,700,025,629 (DIVIDE)
   2,700,036,813) ....................                                     $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 1997 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE  DAGGER)  Put  Bonds  --  Maturity  date is put  date.

INVESTMENT ABBREVIATIONS
VRDN ............................................... Variable Rate Demand Note
LOC ......................................................... Letter of Credit
IDR ........................................... Industrial Development Revenue
TARN ......................................... Taxable Adjustable Revenue Note


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1997

Investment Income
   Interest ...................................................   $137,348,046
                                                                  ------------
Expenses
   Investment advisory fees ...................................      8,969,561
   Distribution fees ..........................................     10,841,715
   Service organization fees ..................................        535,524
   Directors' fees ............................................         49,983
   Custodian fees .............................................        396,951
   Transfer agent fees ........................................      3,318,408
   Legal fees .................................................        104,755
   Audit fees .................................................         59,877
   Registration fees ..........................................        532,500
   Insurance fees .............................................         48,679
   Printing fees ..............................................        489,378
                                                                  ------------
                                                                    25,347,331

   Less fees waived ...........................................     (3,616,431)
   Less expense reimbursement by advisor ......................       (469,986)
                                                                  ------------
        Total expenses ........................................     21,260,914
                                                                  ------------
   Net investment income ......................................    116,087,132
   Realized gain on investments ...............................         22,330
                                                                  ------------
   Net increase in net assets resulting from operations .......   $116,109,462
                                                                  ============


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         FOR THE              FOR THE
                                                                                       YEAR ENDED           YEAR ENDED
                                                                                     AUGUST 31, 1997      AUGUST 31, 1996
                                                                                     ---------------      ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ..........................................................   $  116,087,132       $  100,027,983
  Net gain (loss) on investments .................................................           22,330              (12,987)
                                                                                     --------------       --------------
  Net increase in net assets resulting from operations ...........................      116,109,462          100,014,996
                                                                                     --------------       --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
    Bedford shares ...............................................................      (56,929,832)         (49,874,649)
    Bradford shares ..............................................................               --                   --
    Cash Preservation shares .....................................................          (10,852)             (10,092)
    Janney Montgomery Scott shares ...............................................      (29,943,530)         (24,434,566)
    RBB shares ...................................................................           (1,286)              (2,630)
    Sansom Street shares .........................................................      (29,201,632)         (25,706,046)
                                                                                     --------------       --------------
      Total dividends to shareholders ............................................     (116,087,132)        (100,027,983)
                                                                                     --------------       --------------
Net capital share transactions ...................................................      504,179,861          374,464,737
                                                                                     --------------       --------------
Total increase in net assets .....................................................      504,202,191          374,451,750
Net Assets:
  Beginning of year ..............................................................    2,195,823,438        1,821,371,688
                                                                                     --------------       --------------
  End of year ....................................................................   $2,700,025,629       $2,195,823,438
                                                                                     ==============       ==============


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                              MONEY MARKET PORTFOLIO
                                          -------------------------------------------------------------
                                           FOR THE       FOR THE      FOR THE     FOR THE     FOR THE
                                            YEAR          YEAR         YEAR        YEAR        YEAR
                                            ENDED         ENDED        ENDED       ENDED       ENDED
                                          AUGUST 31,    AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,
                                             1997          1996         1995        1994        1993
                                          ----------    ----------   ----------  ----------  ----------
Net asset value, beginning of year .....  $     1.00    $     1.00    $   1.00    $   1.00    $   1.00
                                          ----------    ----------    --------    --------    --------
Income from investment operations:
  Net investment income ................      0.0462        0.0469      0.0486      0.0278      0.0243
                                          ----------    ----------    --------    --------    --------
      Total from investment
        operations .....................      0.0462        0.0469      0.0486      0.0278      0.0243
                                          ----------    ----------    --------    --------    --------
Less distributions
  Dividends (from net investment
    income) ............................     (0.0462)      (0.0469)    (0.0486)    (0.0278)    (0.0243)
                                          ----------    ----------    --------    --------    --------
      Total distributions ..............     (0.0462)      (0.0469)    (0.0486)    (0.0278)    (0.0243)
                                          ----------    ----------    --------    --------    --------
Net asset value, end of year ...........  $     1.00    $     1.00    $   1.00    $   1.00    $   1.00
                                          ==========    ==========    ========    ========    ========
Total Return ...........................       4.72%         4.79%       4.97%       2.81%       2.46%
Ratios /Supplemental Data
  Net assets, end of year (000) ........  $1,392,911    $1,109,334    $935,821    $710,737    $782,153
  Ratios of expenses to average
    net assets .........................      .97%(a)       .97%(a)     .96%(a)     .95%(a)     .95%(a)
  Ratios of net investment income to
    average net assets .................       4.62%         4.69%       4.86%       2.78%       2.43%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.12%, 1.14%, 1.17%, 1.16% and 1.19% for the years ended August 31, 1997, 1996,
     1995, 1994 and 1993, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1997


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (The "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 13.67 billion shares are currently classified into seventy-nine classes. Each class represents an interest in one of twenty investment portfolios of the Fund. The classes have been grouped into sixteen separate "families," nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Money Family, the n/i Family, the Boston Partners Family and the Bradford Family. The Bedford Family represents interests in the four portfolios, one of which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to the Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:
                    .45% of first $250 million of net assets;
                    .40% of next $250 million of net assets;
                    .35% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fees for this portfolio. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1997, advisory fees and waivers for the investment portfolio were as follows:

                  GROSS                                             NET
                ADVISORY                                         ADVISORY
                   FEE                   WAIVER                     FEE
               ----------             ------------              ----------
               $8,969,561             $(3,603,130)              $5,366,431

     The investment advisor has agreed to reimburse the portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 1997, the reimbursed expenses were $469,986.

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1997, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                         GROSS                                             NET
                                                    TRANSFER AGENCY                                  TRANSFER AGENCY
                                                          FEE                     WAIVER                   FEE
                                                    ---------------             ---------            ---------------
        Bedford Class                                 $1,790,000                $     --               $1,790,000
        Cash Prevention Class                             10,311                  (9,650)                     661
        Janney Montgomery Scott Class                  1,201,086                      --                1,201,086
        RBB Class                                          3,750                  (3,651)                      10
        Sansom Street Class                              313,261                      --                  313,261
                                                      ----------                --------               ----------
              TOTAL                                   $3,318,408                $(13,301)              $3,305,107
                                                      ==========                ========               ==========

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within this investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities, Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1997, distribution fees for each class were as follows:
                                                                   DISTRIBUTION
                                                                       FEE
                                                                  --------------
                    Bedford Class                                 $ 6,570,719
                    Cash Prevention Class                                 934
                    Janney Montgomery Scott Class                   3,911,049
                    RBB Class                                             114
                    Sansom Street Class                               358,899
                                                                  -----------
                           Total:                                 $10,841,715
                                                                  ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1997, service organization fees were $535,524 for the Money Market Portfolio.

     Expenses include legal fees paid to counsel to the company, a partner of which is secretary of the company.

     Expenses include Administrative and 12B-1 fees paid to Counsellors, Inc. whose secretary is also a director of the company.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:


                                                                     MONEY MARKET PORTFOLIO
                                                           -------------------------------------------
                                                                FOR THE                    FOR THE
                                                              YEAR ENDED                 YEAR ENDED
                                                            AUGUST 31, 1997            AUGUST 31, 1996
                                                           ---------------             ---------------
                                                                 VALUE                      VALUE
                                                           ---------------             ---------------
     Shares sold:
         Bedford Class                                     $ 4,513,203,668             $ 3,797,592,288
         Cash Preservation Class                                   175,000                     122,344
         Janney Montgomery Scott Class                       3,087,651,502               2,359,936,867
         RBB Class                                                   4,744                     584,206
         Sansom Street Class                                 1,965,226,666               2,191,596,362
     Shares issued in reinvestment of dividends:
         Bedford Class                                          55,886,643                  49,290,088
         Cash Preservation Class                                    10,748                      10,084
         Janney Montgomery Scott Class                          29,670,134                  24,077,173
         RBB Class                                                   1,361                       2,625
         Sansom Street Class                                    20,645,930                  18,389,361
     Shares repurchased:
         Bedford Class                                      (4,285,531,838)             (3,673,362,904)
         Cash Preservation Class                                  (145,893)                   (165,733)
         Janney Montgomery Scott Class                      (2,942,342,585)             (2,265,789,890)
         RBB Class                                                 (67,517)                   (580,821)
         Sansom Street Class                                (1,940,208,702)             (2,127,237,313)
                                                           ---------------             ---------------
     Net increase                                          $   504,179,861             $   374,464,737
                                                           ===============             ===============
     Bedford Shares authorized                               1,500,000,000               1,500,000,000
                                                           ===============             ===============



                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 4. NET ASSETS

     At August 31, 1997, net assets consisted of the following:

                                                      MONEY MARKET
                                                        PORTFOLIO
                                                    --------------
           Capital Paid-In
              Bedford Class                         $1,392,910,207
              Cash Preservation Class                      242,215
              Janney Montgomery Scott Class            736,852,298
              Sansom Street Class                      570,031,293
              Other Classes                                    800

           Accumulated Net Realized Loss on Investments
              Bedford Class                                 (5,881)
              Cash Preservation Class                           (1)
              Janney Montgomery Scott Class                 (1,727)
              Sansom Street Class                           (3,575)
                                                    --------------
                                                    $2,700,025,629
                                                    ==============



NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1997, capital loss carryovers were available to offset future realized gains as follows: $11,184 in the Money Market Portfolio of which $11,184 expires in 2004.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers three other classes of shares representing interest in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott and Sansom Street. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class is not presented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain other classes are as follows:

THE JANNEY MONTGOMERY SCOTT MONEY FUNDS

                                        MONEY MARKET PORTFOLIO
                         ----------------------------------------------------
                                                              FOR THE PERIOD
                             FOR THE          FOR THE         JUNE 12, 1995
                              YEAR             YEAR           (COMMENCEMENT
                              ENDED            ENDED        OF OPERATIONS) TO
                         AUGUST 31, 1997  AUGUST 31, 1996    AUGUST 31, 1995
                         ---------------  ---------------   -----------------
Net asset value,
  beginning of year ......  $   1.00         $   1.00            $   1.00
                            --------         --------            --------
Income from investment
  operations:
  Net investment income ..    0.0459          0.0465              0.0112
                            --------        --------            --------
   Total from investment
     operations ..........    0.0459          0.0465              0.0112
                            --------        --------            --------
Less distributions
  Dividends (from net
   investment income) ....   (0.0459)        (0.0465)            (0.0112)
                            --------        --------            --------
   Total distributions ...   (0.0459)        (0.0465)            (0.0112)
                            --------        --------            --------
Net asset value,
  end of year ............  $   1.00        $   1.00            $   1.00
                            ========        ========            ========
Total Return .............     4.69%           4.76%             5.30%(b)
Ratios /Supplemental Data
  Net assets, end of
    year (000) ...........  $736,855        $561,865            $443,645
  Ratios of expenses to
    average net assets ...   1.00%(a)        1.00%(a)         1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ...........     4.59%           4.65%             5.04%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.22%, 1.23% and 1.23% for the years ended August 31, 1997, 1996 and 1995, respectively.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1997



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY


                                                                           MONEY MARKET PORTFOLIO
                                                ------------------------------------------------------------------------------------
                                                    FOR THE          FOR THE           FOR THE         FOR THE          FOR THE
                                                  YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1997  AUGUST 31, 1996   AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                                ---------------  ---------------   ---------------  ---------------  ---------------
Net asset value, beginning of year ............   $     1.00       $     1.00        $     1.00       $     1.00       $     1.00
                                                  ----------       ----------        ----------       ----------       ----------
Income from investment operations:
  Net investment income .......................       0.0510           0.0518            0.0543           0.0334           0.0304
                                                  ----------       ----------        ----------       ----------       ----------
     Total from investment operations .........       0.0510           0.0518            0.0543           0.0334           0.0304
                                                  ----------       ----------        ----------       ----------       ----------
Less distributions
  Dividends (from net investment income) ......      (0.0510)         (0.0518)          (0.0543)         (0.0334)         (0.0304)
                                                  ----------       ----------        ----------       ----------       ----------
     Total distributions ......................      (0.0510)         (0.0518)          (0.0543)         (0.0334)         (0.0304)
                                                  ----------       ----------        ----------       ----------       ----------
Net asset value, end of year ..................   $     1.00       $     1.00        $     1.00       $     1.00       $     1.00
                                                  ==========       ==========        ==========       ==========       ==========
Total Return ..................................        5.22%            5.30%             5.57%            3.39%            3.08%
Ratios /Supplemental Data
  Net assets, end of year (000) ...............     $570,018         $524,359          $441,614         $373,745         $190,794
  Ratios of expenses to average net assets ....       .49%(a)          .48%(a)           .39%(a)          .39%(a)          .34%(a)
  Ratios of net investment income to
   average net assets .........................        5.10%            5.18%             5.43%            3.34%            3.04%


(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .64%, .65%, .59%, .60% and .60% for the years ended August 31, 1997, 1996, 1995,
     1994 and 1993, respectively.